Ordinary Shares - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 07, 2018
Class of Stock [Line Items]
Ordinary shares, shares authorized						500,000,000
Ordinary shares, par or stated value per share						$ 0.0001
Ordinary shares, Conversion basis	Each Class B ordinary share is convertible into one Class A ordinary share. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
Authorized share capital				$ 50,000
Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized						448,763,811
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares, shares authorized						51,236,189
IPO [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized				500,000,000
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	400,000,000			400,000,000
Ordinary shares, par or stated value per share	$ 0.0001			$ 0.0001
Issue of shares		10,000,000	20,000,000
Ordinary shares, Voting Rights Ordinary shares,Voting Rights	Each Class A ordinary share entitles the holder to one vote	Each Class A ordinary share entitles the holder to one vote	Each Class A ordinary share entitles the holder to one vote
Common Stock Shares Outstanding	137,781,970
Common Class A [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Issue of shares				700,000
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Issue of shares				18,600,000
Issue price per share				$ 7.5
Proceeds from Initial Public Offering				$ 135,117,436
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized				100,000,000
Ordinary shares, par or stated value per share	$ 0.0001			$ 0.0001
Ordinary shares, Voting Rights Ordinary shares,Voting Rights	each Class B ordinary share entitles the holder to twenty votes	each Class B ordinary share entitles the holder to twenty votes	each Class B ordinary share entitles the holder to twenty votes
Common Stock Shares Outstanding	24,734,013
Common Class B [Member] | Yoo Yoo Limited [Member]
Class of Stock [Line Items]
Number of shares converted into Class B ordinary shares	24,734,013
Series Angel Redeemable Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Convertible Preferred Shares, Outstanding					4,955,327
Convertible preferred shares, par value per share					$ 0.0001
Series Pre A Redeemable Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Convertible Preferred Shares, Outstanding					9,917,226
Convertible preferred shares, par value per share					$ 0.0001
Series A Redeemable Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Convertible Preferred Shares, Outstanding					36,363,636
Convertible preferred shares, par value per share					$ 0.0001